Note 4 - Cash, Cash Equivalents and Financial Assets	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
4
) Cash, cash equivalents and financial assets

	December 31,
(in thousands of euro)	2017	2018	2019
Cash and cash equivalents	99,367	152,314	202,887
Short-term investments	16,743	15,217	15,978
Cash and cash equivalents and short-term investments	116,110	167,531	218,865
Non-current financial assets	60,469	35,181	37,005
Total cash, cash equivalents and financial assets	176,578	202,712	255,869

Cash and cash equivalents are mainly composed of current bank accounts, interest-bearing accounts and fixed-term accounts.

In the year ended
December 31, 2017,
shares in mutual funds are defined by the Company as assets available for sale measured at fair value through other comprehensive income. From
January 1, 2018
and the
first
application of IFRS
9,
they are accounted for as financial assets at fair value through profit and loss. The Company only invests into funds with a very low level of risk. As of
December
31,
2019,
the Company owns shares of
four
mutual funds. The risk profiles of these funds are rated
1
to
7
by the financial institution who manages and commercializes these funds (
1
being the lowest risk profile). When the maturity of shares in mutual funds is longer than one
year, they are classified as non-current financial instruments.

Other non-current financial assets generally include a guarantee of capital at the maturity date (which is always longer than one
year). These instruments are defined by the Company as financial assets at fair value through profit or loss and classified as non-current due to their maturity.

As of
December 31, 2017,
2018
and
2019
the amount of cash, cash equivalents and financials assets denominated in US dollars amounted respectively to
€59,348
thousand,
€74,442
thousand and
€97,688
thousand

The variation of short-term investments and non-current financial assets for the periods presented, are the following:

(in thousands of euro)	December 31, 2017	Acquisitions	Disposals	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2018
Short-term investments	16,743	-	(2,704)	383	-	794	15,217
Non-current financial assets	60,469	-	(21,513)	(4,169)	(152)	547	35,181
Total	77,212	-	(24,217)	(3,786)	(152)	1341	50,398

(in thousands of euro)	December 31, 2018	Acquisitions	Disposals	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2019
Short-term investments	15,217	-	-	481	-	280	15,978
Non-current financial assets	35,181	-	(2,000)	3,585	237	-	37,005
Total	50,398	-	(2,000)	4,065	237	280	52,983